UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
Natixis Real Estate Capital LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
Barclay’s Commercial Mortgage Securities LLC
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Swap Counterparty:
Deutsche Bank AG, New
Y
ork Branch
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Mar
10,
2023
Feb
10,
2023
Apr
13,
2023
Feb 28, 2023
Mar 6, 2023
First Payment Date:
Closing Date:
Cut-off Date:
May 10, 2013
Apr 25, 2013
Apr 1, 2013
Final Distribution Date:
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
REO Status Report Page
11
REO Additional Detail Page
12
Bond/Collateral Realized Loss Reconciliation
Page
13
Historical Delinquency & Liquidation (Stated)
Page
14
Historical Liquidation Loss Loan Detail
Page
15
Historical Loan Modification Report Page
16
Historical Loan Modification Report Page
17
Interest Adjustment Reconciliation
Page
18
Defeased Loan Detail
Page
19
Appraisal Reduction Report Page
20
Loan Level Detail Page
21
Material Breaches and Document Defects
Page
23
Delinquency Summary Report Page
24
Mortgage Loan Characteristics
Page
25

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Outstanding
Class
Rate
A-1
0.8022%
A-2
2.0668%
Rate
0.8022%
2.0668%
Balance
65,700,000.00
43,000,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
2.9707%
2.9707%
155,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.2443%
3.2443%
461,130,000.00
108,490,625.69
88,818,677.21
293,313.45
89,111,990.66
0.00
19,671,948.48
A-SB
2.7877%
2.7877%
87,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
3.4688%
3.4688%
111,734,000.00
111,734,000.00
0.00
322,985.75
322,985.75
0.00
111,734,000.00
X-A
1.0221%
1.1166%
1,018,564,000.00
220,224,625.69
0.00
187,576.07
187,576.07
0.00
131,405,948.48
X-B
0.4242%
0.5346%
140,883,000.00
140,883,000.00
0.00
49,807.34
49,807.34
0.00
140,883,000.00
X-C
0.8803%
1.0518%
87,444,979.00
87,444,979.00
0.00
64,148.31
64,148.31
0.00
87,444,979.00
A-3FL*
5.3650%
5.5497%
95,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
B
3.8751%
3.8751%
90,683,000.00
90,683,000.00
0.00
292,838.08
292,838.08
0.00
90,683,000.00
0.00
171,612.96
171,612.96
0.00
50,200,000.00
0.00
151,233.90
151,233.90
0.00
48,580,000.00
C 4.1023%
D 4.3803%
E
3.5000%
4.2738%
4.5518%
3.5000%
50,200,000.00
48,580,000.00
25,910,000.00
50,200,000.00
48,580,000.00
25,910,000.00
0.00
0.00
0.00
0.00
25,910,000.00
F
3.5000%
3.5000%
19,432,000.00
19,432,000.00
0.00
0.00
0.00
0.00
19,432,000.00
0.00
0.00
0.00
0.00
42,102,979.00
0.00
0.00
0.00
0.00
100.00
G 3.5000%
R 0.0000%
LR
0.0000%
3.5000%
0.0000%
0.0000%
42,102,979.00
100.00
100.00
42,102,979.00
100.00
100.00
0.00
0.00
0.00
0.00
100.00
Totals:
1,295,471,979.00
497,132,604.69
88,818,677.21
1,533,515.86
90,352,193.07
0.00
408,313,927.48
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-3FX*
3.2070%
3.2070%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
90349GBC8
A-2
90349GBD6
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
90349GBE4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
90349GBF1
0.23527124
192.61092796
0.63607540
193.24700336
0.00000000
0.04266031
A-SB
90349GBG9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S
90349GBH7
1.00000000
0.00000000
2.89066667
2.89066667
0.00000000
1.00000000
X-A
90349GAG0
0.21621089
0.00000000
0.18415737
0.18415737
0.00000000
0.12901099
X-B
90349GAJ4
1.00000000
0.00000000
0.35353691
0.35353691
0.00000000
1.00000000
X-C
90349GAM7
1.00000000
0.00000000
0.73358483
0.73358483
0.00000000
1.00000000
A-3FL*
90349GAC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
90349GAN5
1.00000000
0.00000000
3.22925002
3.22925002
0.00000000
1.00000000
C 90349GAQ8
D 90349GAS4
E
90349GAU9
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
3.41858486
3.11308975
0.00000000
3.41858486
3.11308975
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
F
90349GAX3
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
G
90349GAZ8
R 90349GBA2
LR
90349GBB0
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
A-3FX*
90349GAA3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Ending
Realized
Class
Balance
A-1
0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
108,490,625.69
433,188.89
88,385,488.32
0.00
19,671,948.48
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
A-S
111,734,000.00
0.00
0.00
0.00
111,734,000.00
0.00
A-3FL*
0.00
0.00
0.00
0.00
0.00
0.00
B
90,683,000.00
0.00
0.00
0.00
90,683,000.00
0.00
C
50,200,000.00
0.00
0.00
0.00
50,200,000.00
0.00
D
48,580,000.00
0.00
0.00
0.00
48,580,000.00
0.00
E
25,910,000.00
0.00
0.00
0.00
25,910,000.00
0.00
F
19,432,000.00
0.00
0.00
0.00
19,432,000.00
0.00
G
42,102,979.00
0.00
0.00
0.00
42,102,979.00
0.00
Totals:
497,132,604.69
433,188.89
88,385,488.32
0.00
408,313,927.48
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Reimbursement
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
of Realized Loss
0.00
0.00
Shortfall
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
293,313.45
0.00
0.00
0.00
0.00
293,313.45
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
322,985.75
0.00
0.00
0.00
0.00
322,985.75
0.00
X-A
187,576.07
0.00
0.00
0.00
0.00
187,576.07
0.00
X-B
49,807.34
0.00
0.00
0.00
0.00
49,807.34
0.00
X-C
64,148.31
0.00
0.00
0.00
0.00
64,148.31
0.00
A-3FL*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
292,838.08
0.00
0.00
0.00
0.00
292,838.08
0.00
C
171,612.96
D
177,329.22
E
75,570.83
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26,095.32
75,570.83
0.00
0.00
0.00
171,612.96
151,233.90
0.00
0.00
26,095.32
75,570.83
F
56,676.67
0.00
0.00
56,676.67
0.00
0.00
56,676.67
G
122,800.36
R
0.00
LR
0.00
0.00
0.00
0.00
0.00
0.00
0.00
122,800.36
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,112,006.89
0.00
0.00
Totals:
1,814,659.04
0.00
0.00
281,143.18
0.00
1,533,515.86
1,270,349.71
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Interest
Fees
Scheduled Interest
1,675,823.11
Master Servicing Fee
7,733.14
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
212.66
Deferred Interest
0.00
Operating Advisor Fee
483.35
Net Prepayment Shortfall
0.00
Special Servicing Fee
36,081.23
Net Prepayment Interest Excess
0.00
Workout Fee
101,908.55
Interest Reserve Deposit/Withdrawal
147,265.06
Liquidation Fee
0.00
Libor Settlement(ISDAFix)
0.00
Special Serv Fee plus Adj.
0.00
Interest Collections
1,823,088.17
Miscellaneous Fee
0.00
Fee Distributions
146,418.93
Principal
Additional Trust Fund Expenses
Scheduled Principal
Unscheduled Principal
Principal Adjustments
433,188.89
88,385,488.32
0.00
Reimbursed for Interest on Advances
(4,443.10)
Principal Collections
88,818,677.21
Net ASER Amount
147,596.48
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
143,153.38
Other
Yield Maintenance
0.00
Payments to Certificateholders
Swap Counterparty
0.00
Interest Distribution
1,533,515.86
Other Collections
0.00
Principal Distribution
88,818,677.21
Yield Maintenance
0.00
Swap Counterparty
0.00
Payments to Certificateholders
90,352,193.07
Total Collection
90,641,765.38
Total Distribution
90,641,765.38
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Interest Accrual Period:
February 1-February 28
Mortgage Loans
Current LIBOR:
4.5750%
Next LIBOR:
4.7597%
Current Collection Period
Trust
Losses
Fund Expenses
0.00
0.00
Interest
Shortfalls
0.00
Stated Principal Balance
Aggregate for All
Beginning
Ending
Prior Collection Periods
0.00
6,926.83
15,902.20
497,132,605.37
408,313,928.16
Swap Counterparty
Cert Administrator Account
Termination Payment
0.00
Beg Balance
Withdraw/Deposit
End Balance
Interest Reserve
147,265.06
(147,265.06)
0.00
Payment in connection with
Floating Rate
0.00
0.00
0.00
acquisition of replacement Swap Agreement
0.00
Excess Liquidation Proceeds
0.00
0.00
0.00
Disclosable Special Servicer Fees
90,641,765.38
Mortgage Pool
Available Funds
Class A-3FL Available Funds
0.00
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
P&I Advances:
Master
Special
Other
0.00
Servicer
Servicer
Trustee
Total P&I Advance
0.00
0.00
0.00
Controlling Class:
F
Total Current Advances
0.00
0.00
0.00
Controlling Class (Class F) Representative: RREF CMBS AIV, LP c/o Rialto Capital Advisors, LLC
Aggregate Cert Balance of Control
Cumulative Advances
1,170,716.92
0.00
0.00
Eligible Certs:
87,444,979.00
Interest on Advances
(4,443.10)
0.00
0.00
Principal Distribution Amount
88,818,677.21
ADDITIONAL RECONCILIATION DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Specially Serviced Loans that are not Delinquent
Current but not Specially Serviced Loans
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
Count
Balance
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Proceeds of Any
Liquidation
Other
Portion Included
Asset Number
Repurchase
Proceeds
Amounts
in Avail Funds
Or Otherwise Liquidated Or Disposed During Relating Collection Period
Mortgage Loans Repurchased
By Mortgage Loan Seller
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C6
March 2023
UBS-Barclays Commercial Mortgage Trust 2013-C6
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
UBS Real Estate Securities Inc.
2/8/2023
Barclays Bank PLC
2/6/2023
Redwood Commercial Mortgage Corporation
2/10/2023
Natixis Real Estate Capital LLC
2/14/2023
Barclays Commercial Mortgage Securities LLC
2/6/2023
Status
1541886
312070
1567746
1542256
1541480
Repurchase/Replacement
ADDITIONAL LOAN DETAIL

REO S
TA
TUS REPORT
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
30291916
43,000,000.00
43,353,185.79
54,000,000.00
14,949,072.06
08/30/2022
FL
Plantation
Retail
43,000,000.00
03/25/2022
30291917
52,000,000.00
52,408,624.01
54,000,000.00
14,949,072.06
08/30/2022
FL
Plantation
Retail
52,000,000.00
03/25/2022
Count:
2
Totals:
95,000,000.00
95,000,000.00
95,761,809.80
108,000,000.00
29,898,144.12
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Beginning
Balance of the
Loan at
Loan ID
Period
Liquidation
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
23.3%
4
88,385,488.32
21.6%
Feb 2023
1
6,310,894.54
1.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
19.1%
5
30,269,868.83
6.1%
Jan 2023
0
0.00
0.0%
1
1
1,255,903.03
2.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
18.0%
13
170,887,639.71
32.4%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
13.6%
9
201,647,539.60
28.8%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
10.5%
4
24,1
15,272.39
2.7%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
10.2%
0
0.00
0.0%
7
41,484,232.34
4.5%
Sep 2022
0
0.00
0.0%
2
95,000,000.00
9.8%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
5
82,971,539.08
8.6%
Aug 2022
2
95,000,000.00
9.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
33,873,017.91
3.2%
Jul 2022
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2022
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2022
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2022
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2022
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2022
0
0.00
0.0%
2
95,000,000.00
8.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2022
0
0.00
0.0%
0
0.00
0.0%
2
95,000,000.00
8.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Current Beginning
Scheduled Balance
Net Proceeds Received
Most Recent Value **
on Liquidation
Net Proceeds Available
Liquidation Expense
for Distribution
Realized Loss to Trust
Liquidation /
Prepayment
Code *
Liquidation
Loan ID
Month
Count:
Totals:
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

HISTORICAL LOAN MODIFIC
A
TION REPORT
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

HISTORICAL LOAN MODIFIC
A
TION REPORT
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
30292029
5/6/2020
0.00
0.00
4.8325
0.0000
0.00
0.00
4/6/2023
10
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

INTEREST ADJUSTMENT RECONCILI
A
TION
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
9,677.51
8,361.1
1
10,1
1
1.
1
1
0.00
2,183.25
0.00
1,227.1
1
4,521.14
0.00
0.00
0.00
0.00
0.00
0.00
0.00
101,448.65
0.00
0.00
0.00
459.90
0.00
0.00
0.00
0.00
0.00
0.00
66,806.83
0.00
80,789.65
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
49,641,879.99
43,000,000.00
52,000,000.00
0.00
1
1,196,339.52
5,965,893.08
6,285,750.55
23,155,063.32
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-3,440.46
0.00
0.00
0.00
0.00
0.00
-1,263.70
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00 261.06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30291883
30291916
30291917
30291926
30291943
30292029
30304821
30304826
191,244,926.46
Count:
Totals:
6
36,081.23
0.00
101,908.55
147,596.48
0.00
0.00
-4,443.10
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
281,143.16
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

DEFEASED LOAN DE
T
AIL
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
30291916
01/01/2023
22,235,177.89
02/13/2023
54,000,000.00
03/25/2022
66,806.83
131,683.62
30291917
01/01/2023
26,889,052.23
02/13/2023
54,000,000.00
03/25/2022
80,789.65
159,245.30
Count:
2
Totals:
49,124,230.12
108,000,000.00
147,596.48
290,928.92

LOAN LEVEL DE
T
AIL
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30291254
30291479
30291480
30291585
30291591
30291622
30291638
30291653
30291686
30291688
30291689
30291690
30291730
30291752
30291753
30291791
3029181
1
30291823
30291848
30291850
30291854
30291855
30291864
30291882
Lodging
Mobile Home
Multifamily
Warehouse
Multifamily
Self Storage
Retail
Self Storage
Multifamily
Multifamily
Lodging
Industrial
Multifamily
Retail
Retail
Retail
Self Storage
Multifamily
Mixed Use
Multifamily
Self Storage
Self Storage
Retail
Self Storage
FL
10/05/22
WI
12/05/22
TX
12/05/22
FL
12/06/22
TX
01/06/23
NH
01/06/23
SC
01/06/23
NJ
01/06/23
MI
01/06/23
MI
01/06/23
IN
01/06/23
NY
01/06/23
TX
01/06/23
TN
02/06/23
GA
02/06/23
CA
02/01/23
TX
02/06/23
CA
02/06/23
P
A
02/06/23
TX
02/06/23
XX
02/06/23
CO
02/06/23
NY
02/06/23
NJ
02/06/23
08/05/22
09/05/22
10/05/22
10/1
1/22
09/1
1/22
1
1/1
1/22
09/06/22
12/1
1/22
10/1
1/22
10/1
1/22
01/1
1/23
01/1
1/23
10/10/20
10/06/22
02/06/23
09/01/22
12/1
1/22
1
1/1
1/22
01/1
1/23
10/1
1/22
1
1/1
1/22
12/1
1/22
12/06/22
12/1
1/22
30291883
30291916
30291917
Retail
07/15/22
GU
Retail
06/01/20
FL
Retail
06/15/20
FL
03/06/23
N
03/01/23
N
03/01/23
N
329,225.65
0.00
129,864.78
0.00
157,045.78
0.00
02/06/23
01/01/23
01/01/23
0.00
B
201,040.65
0.00
1
129,864.78
0.00
1
157,045.78
49,641,879.99 5.194
43,000,000.00 3.883
52,000,000.00
3.883
0.00
0.40
12/31/21
0.00
0.00
0.00
0.00
01/1
1/23
0.00
4.478
35,206.89
10,109,658.48
03/1
1/23
03/06/23
0.00
0
35,206.89
0.00
3.12
12/31/21
30291925
30291926
30291927
Multifamily
Lodging
Multifamily
WA
04/23/18
CA
NY
03/06/23
03/06/23
N
03/06/23
12/1
1/22
1
1,649.80
03/05/23
0.00
0
1
1,649.80
0.00
5.164
0.00
2.25
12/31/21
54,922.02
2,900,526.14
03/05/23
09/01/22
0.00
02/06/23
0.00
A
28,206.88
6,932,124.87
5.212
0.00
1.28
12/31/21
68,360.30
03/10/20
01/1
1/23
12/10/17
0.00
02/06/23
0.00
B
36,569.40
1
1,196,339.52
4.188
0.00
1.41
12/31/21
12/1
1/22
0.00
0.00
30291928
30291929
30291934
30291935
30291941
30291942
30291943
30291950
30291951
30291952
30291953
Multifamily
Retail
Lodging
Retail
Self Storage
Office
Retail
Lodging
Retail
Retail
Retail
TX
CA
TX
TX
NM
FL
10/13/22
NY
FL
NY
NY
NY
03/05/23
N
02/01/23
03/06/23
N
03/06/20
03/06/23
03/03/18
03/06/23
N
03/06/23
03/06/23
N
03/06/23
N
03/06/23
N
227,778.06
175,213.89
157,692.50
0.00
03/06/23
03/06/23
03/06/23
0.00
0
227,778.06
0.00
0
175,213.89
0.00
0
157,692.50
65,000,000.00 4.506
50,000,000.00 4.506
45,000,000.00
4.506
0.00
2.21
0.00
2.10
0.00
2.28
12/31/21
12/31/21
12/31/21

LOAN LEVEL DE
T
AIL
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30291961
Lodging
FL
03/06/18
01/1
1/18
30291962
Mixed Use
FL
03/06/23
12/1
1/22
30291970
Industrial
NJ
03/06/23
N
7,294,547.41
4.572
45,984.83
0.00
02/06/23
0.00
A
26,007.61
0.00
1.59
12/31/21
30292014
Office
P
A
04/06/23
01/1
1/23
30292025
Lodging
NY
04/06/18
02/1
1/18
30292029
Lodging
03/19/20
MD
04/06/23
N
5,965,893.08
4.833
45,989.82
0.00
03/06/23
0.00
0
22,51
1.72
0.00
0.56
12/31/21
30292040
Industrial MO
04/06/23
01/06/23
30292047
Lodging
FL
04/06/23
N
6,620,967.31
4.573
41,646.68
0.00
03/06/23
0.00
0
23,610.88
0.00
4.22
12/31/21
30292049
Retail
XX
04/06/23
02/1
1/23
30304815
Multifamily
TX
04/06/18
01/06/18
30304816
Self Storage
DC
04/06/23
N
39,214.82
0.00
03/06/23
0.00
0
21,133.76
6,420,776.93
4.220
0.00
2.13
12/31/21
30304817
Self Storage
DE
04/06/23
N
26,470.00
0.00
03/06/23
0.00
0
14,265.29
4,334,024.96
4.220
0.00
2.81
12/31/21
30304818
30304819
30304820
Multifamily
Multifamily
Multifamily
TN
04/06/23
AL
04/06/23
TN
04/06/23
01/06/23
01/06/23
01/06/23
30304821
Lodging
12/22/22
NY
02/06/23
N
6,285,750.55
4.818
48,790.56
0.00
02/06/23
0.00
5
23,646.57
0.00
1.66
12/31/21
30304822
30304823
30304824
30304825
Retail
Retail
Office
Mixed Use
NE
04/06/23
CA
02/06/23
CA
03/06/23
CT
02/06/23
02/1
1/23
12/1
1/22
10/1
1/22
1
1/1
1/22
26,154.73
39,531.44
03/06/23
03/06/23
0.00
0 15,559.48
0.00
0 23,203.33
4,030,827.14 4.950
6,147,485.22 4.840
0.00
0.84
0.00
2.08
12/31/21
12/31/21
40,899.44
30304826
Retail
05/03/22
NY
03/06/23
N
23,155,063.32 4.130
171,213.20
0.00
02/06/23
0.00
0 74,689.27
0.00
1.19
12/31/21
30304827
Retail
AL
03/06/23
N
0.00
4.162
17,234.38
5,323,999.56
03/1
1/23
03/06/23
0.00
0 17,234.38
0.00
1.88
12/31/21
204,316.30
14,606.13
03/06/23
03/06/23
0.00
0
204,316.30
0.00
0 8,476.45
0.00
3.750
2,288,247.86 4.750
0.00
1.73
0.00
4.25
12/31/21
12/31/21
30304828
30304829
30304830
30304831
30304832
30304833
30304834
30304835
30304836
30304837
30304838
30304839
Retail
Self Storage
Lodging
Office
Lodging
Retail
Retail
Multifamily
Retail
Office
Office
Mixed Use
GA
03/06/23
N
FL
04/06/23
N
AR
04/06/23
XX
04/06/23
IN
04/06/23
AZ
02/06/23
IL
04/06/23
N
TX
04/06/23
N
CA
04/06/23
FL
04/06/23
OH
04/06/28
CA
04/06/23
N
70,051,304.14
03/06/23
0.00
01/1
1/23
08/1
1/22
01/1
1/23
02/1
1/23
0.00
0.00
02/06/23
01/1
1/23
08/1
1/21
0.00
03/06/23
0.00
0
40,899.44
13,000,000.00
4.045
0.00
2.75
12/31/21
Count:
75
Totals:
408,313,928.16
2,109,012.00
88,385,488.32
0.00
1,675,823.1
1
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

Delinquency Summary Report
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Current
17
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
313,313,928.16
76.73%
313,642,264.34
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
17
313,313,928.16
76.73%
313,642,264.34
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
2
0
0
95,000,000.00
0.00
0.00
23.27% 0.00% 0.00%
95,000,000.00
0.00
0.00
2
0
0
95,000,000.00
0.00
0.00
23.27%
0.00%
0.00%
95,000,000.00
0.00
0.00
0.00
313,313,928.16
0.00%
76.73%
0.00
313,642,264.34
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
2
0.00
95,000,000.00
0.00%
23.27%
0.00
95,000,000.00
0
19
0.00 408,313,928.16
0.00%
100.00%
0.00
408,642,264.34
Group 1
121 + days
TOTAL
Current
0
17
30
-
59
days
Current
76.7%
30
-
59
days
23.3%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

65M
to
69.9M
20M
to
24.9M
45M
to
49.9M
50M
to
54.9M
10M
to
14.9M
0M
to
4.9M
40M
to
44.9M
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Count
0M
to
4.9M
3
5M
to
9.9M
7
10M
to
14.9M
2
20M
to
24.9M
1
40M
to
44.9M
1
45M
to
49.9M
2
50M
to
54.9M
2
65M
to
69.9M
1
Total
19
$65,000,000.00
15.92%
$408,313,928.16
100.00%
4
$43,000,000.00
10.53%
12
$94,641,879.99
23.18%
$102,000,000.00
24.98%
8
$24,196,339.52
5.93%
16
$23,155,063.32
5.67%
Balance ($)
%
24
$10,653,099.96
2.61%
$45,667,545.37
1
1.18%
20
Remaining Principal Balance
28
0
5M
to
9.9M
Count
Balance ($)
%
3.750%
-
3.990%
4.000%
-
4.240%
4.500%
-
4.740%
4.750% - 4.990%
5.000% - 5.240%
2
$95,000,000.00
23.27%
5
$58,106,204.73
14.23%
5
$173,915,514.72
42.59%
5
$24,718,203.85
6.05%
2
$56,574,004.86
13.86%
0
5
Total Weighted Average Rate: 4.43%
10
15
Total
19
$408,313,928.16
100.00%
20
25
30
35
40
Gross Rate
45
3.750% -
3.990%
4.000% -
4.240%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%

FLORIDA
GUAM
MARYLAND
DELAWARE
ILLINOIS
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
Count
Balance ($)
%
NEW YORK
FLORIDA
GUAM
TEXAS
CALIFORNIA
NEW JERSEY
DISTRICT
OF
COLUMBIA
MARYLAND
DELAWARE
ILLINOIS
6
$200,637,153.39
49.14%
4
$103,909,215.17
25.45%
1
$49,641,879.99
12.16%
2
$13,079,610.09
3.20%
1
$13,000,000.00
3.18%
1
$7,294,547.41
1.79%
1
$6,420,776.93
1.57%
1
$5,965,893.08
1.46%
1
$4,334,024.96
1.06%
1
$4,030,827.14
0.99%
Geographic Distribution by State
10
Total
19
$408,313,928.16
100.00%
20
30
40
50
0
NEW YORK
TEXAS
CALIFORNIA
NEW JERSEY
DISTRICT OF COLUMBIA
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Multifamily
Retail
Self Storage
1
$7,294,547.41
1.79%
4
$25,804,735.81
6.32%
1
$13,000,000.00
3.18%
1
$6,147,485.22
1.51%
9
$343,024,109.97
84.01%
3
$13,043,049.75
3.19%
Total
19
$408,313,928.16
100.00%
Property
T
ype
Retail
84.0
1.8
Indu
3.2
Self Storagestrial
Lodging
6.3
Mixed Use
3.2Multifamily
1.5
Industrial
1.8%
Lodging
6.3%
Mixed Use
3.2%
Multifamily
1.5%
Retail 84.0%
Self Storage
3.2%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
117 -
119
120 -
122
Months
20
Total Weighted Average Seasoning:
120
40
Total
19
$408,313,928.16
100.00%
Count
Balance ($)
%
80
8
$48,808,222.50
1
1.95%
1
1
$359,505,705.66
88.05%
60
Seasoning
100
0
117 -
119
120 -
122
0 -
2
19
Total
19
Total Weighted Average Remaining Months:
1
20
40
$408,313,928.16
100.00%
$408,313,928.16
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

1.000 - 1.490
-1.50 - -1.01
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
4.500 - 4.990
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage T
rust 2013-C6
Commercial Mortgage Pass-Through Certificates
March 2023
-1.50 - -1.01
0.000
-
0.490
1.000
-
1.490
1.500
-
1.990
2.000 - 2.490
2.500 - 2.990
DSCR
Total Weighted Average DSCR:
1.71
4.500 - 4.990
2
Total
19
$8,909,215.17
2.18%
0
$408,313,928.16
100.00%
1
$49,641,879.99
12.16%
25
3
$21,193,059.74
5.19%
20
5
$
1
15,647,449.21
28.32%
15
4
$166,147,485.22
40.69%
10
3
$23,619,775.51
5.78%
5
1
$23,155,063.32
5.67%
30
Count
Balance ($)
%
35
40
45
.
-
.
0 000
0 490
Amortizing Balloon
34.36%
Other
65.64%
Amortizing Balloon
Other
Count
Balance ($)
%
13
$140,313,928.16
34.36%
6
$268,000,000.00
65.64%
Total
19
$408,313,928.16
100.00%
Amortizing Balloon 34.36%
Other 65.64%
Total:
100.00%
Amortization
T
ype